UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2008

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX      December 31, 2008
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	73
Form 13F Information Table Value Total:	$124,661


List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     1544 28925.00 SH       SOLE                 28925.00
ACCENTURE LTD                  COM              G1150G111     2309 70405.00 SH       SOLE                 70000.00            405.00
ACTIVISION BLIZZARD INC        COM              00507V109     1285 148684.00SH       SOLE                148684.00
AGCO CORP                      COM              001084102     1011 42858.00 SH       SOLE                 42858.00
ALLSCRIPTS HEALTHCARE          COM              01988P108      191 19250.00 SH       SOLE                 19250.00
AMGEN INC                      COM              031162100     2366 40965.00 SH       SOLE                 40500.00            465.00
AMPHENOL CORP                  COM              032095101      647 26964.00 SH       SOLE                 26964.00
AT&T CORP COM                  COM              00206R102     2779 97492.00 SH       SOLE                 94000.00           3492.00
BANK OF AMERICA CORP.          COM              060505104      972 69000.00 SH       SOLE                 69000.00
BROADCOM CORP CL A             COM              111320107     1055 62165.00 SH       SOLE                 60230.00           1935.00
CENTERPOINT ENERGY             COM              15189t107     1971 156150.00SH       SOLE                153800.00           2350.00
CISCO SYS INC                  COM              17275R102     1850 113500.00SH       SOLE                108825.00           4675.00
CITIGROUP INC                  COM              172967101      268 40000.00 SH       SOLE                 40000.00
COCA COLA CO.                  COM              191216100     2902 64100.00 SH       SOLE                 64000.00            100.00
CONOCO PHILLIPS                COM              20825c104     1465 28275.00 SH       SOLE                 27075.00           1200.00
COVIDIEN LTD                   COM              G2552X108     1577 43520.00 SH       SOLE                 42900.00            620.00
CSX CORP                       COM              126408103     1517 46710.00 SH       SOLE                 45900.00            810.00
CVB FINANCIAL CORP             COM              126600105      174 14614.00 SH       SOLE                 12554.00           2060.00
CVS CORP                       COM              126650100     1775 61760.00 SH       SOLE                 61760.00
DR PEPPER SNAPPLE GRP          COM              26138E109      892 54906.00 SH       SOLE                 54906.00
EDWARDS LIFESCIENCES GRP       COM              28176E108     1813 33000.00 SH       SOLE                 32900.00            100.00
EXXON MOBIL CORP               COM              30231G102     4521 56632.00 SH       SOLE                 55355.00           1277.00
FAMILY DOLLAR STORES           COM              307000109     2894 111005.00SH       SOLE                110255.00            750.00
FEDEX CORP                     COM              31428X106     1886 29400.00 SH       SOLE                 29400.00
FMC CORP.                      COM              302491303      813 18176.00 SH       SOLE                 17616.00            560.00
GAMESTOP CORP                  COM              36467W109     1409 65065.00 SH       SOLE                 65065.00
GENENTECH INC                  COM              368710406     2946 35535.00 SH       SOLE                 34600.00            935.00
GENERAL MLS INC                COM              370334104     1319 21705.00 SH       SOLE                 21225.00            480.00
GOLDMAN SACHS GROUP            COM              38141G104     1198 14200.00 SH       SOLE                 14200.00
GOODRICH CORP.                 COM              382388106     1836 49600.00 SH       SOLE                 48950.00            650.00
H & R BLOCK INC.               COM              093671105     2668 117444.00SH       SOLE                117444.00
HEINZ H J CO                   COM              423074103     2213 58845.00 SH       SOLE                 57565.00           1280.00
HESS CORP                      COM              42809H107     1726 32170.00 SH       SOLE                 31800.00            370.00
HEWLETT PACKARD CO             COM              428236103     2268 62495.00 SH       SOLE                 60465.00           2030.00
HUDSON CITY BANCORP            COM              443683107     1941 121625.00SH       SOLE                118700.00           2925.00
INTEL CORP                     COM              458140100     1691 115315.00SH       SOLE                111425.00           3890.00
JOHNSON & JOHNSON              COM              478160104     2779 46455.00 SH       SOLE                 44900.00           1555.00
JP MORGAN & CO.                COM              616880100     2525 80090.00 SH       SOLE                 77700.00           2390.00
KRAFT FOODS INC                COM              50075N104     1714 63850.00 SH       SOLE                 63700.00            150.00
LOCKHEED MARTIN CORP           COM              539830109      778  9250.00 SH       SOLE                  9250.00
MASTERCARD                     COM              57636Q104     1363  9539.00 SH       SOLE                  9510.00             29.00
MCDONALDS CORP                 COM              580135101     2568 41285.00 SH       SOLE                 39460.00           1825.00
MCKESSON HBOC INC              COM              58155Q103     2387 61640.00 SH       SOLE                 60500.00           1140.00
MDU RESOURCES GROUP, INC       COM              552690109     1502 69579.00 SH       SOLE                 68479.00           1100.00
MICROSOFT CORP                 COM              594918104     2384 122623.00SH       SOLE                119100.00           3523.00
NATIONAL OILWELL INC           COM              637071101      470 19215.00 SH       SOLE                 19100.00            115.00
NIKE INC                       COM              654106103     2093 41040.00 SH       SOLE                 40400.00            640.00
NORTHERN TRUST CORP.           COM              665859104     1389 26644.00 SH       SOLE                 24944.00           1700.00
NUCOR CORP                     COM              670346105     1579 34169.00 SH       SOLE                 34169.00
OCCIDENTAL PETE CORP           COM              674599105     1540 25675.00 SH       SOLE                 24565.00           1110.00
ORACLE CORP                    COM              68389X105     2494 140685.00SH       SOLE                137225.00           3460.00
PACKAGING CORP OF AMERICA      COM              695156109      925 68700.00 SH       SOLE                 68700.00
PARAMETRIC TECHNOLOGY CORP     COM              699173209      133 10539.00 SH       SOLE                 10364.00            175.00
PEABODY ENERGY CORP            COM              704549104     1264 55564.00 SH       SOLE                 55564.00
PERRIGO CO                     COM              714290103      201  6225.00 SH       SOLE                  6225.00
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1751 40250.00 SH       SOLE                 40250.00
PNC FINANCIAL SERVICES GROUP   COM              693475105     1744 35600.00 SH       SOLE                 35600.00
PROCTOR & GAMBLE               COM              742718109     3463 56020.00 SH       SOLE                 54700.00           1320.00
PROGRESS ENERGY INC            COM              743263105     1819 45650.00 SH       SOLE                 45190.00            460.00
PUBLIC STORAGE                 COM              74460D109     2351 29577.00 SH       SOLE                 29327.00            250.00
SMITH INTL INC                 COM              832110100      753 32915.00 SH       SOLE                 32115.00            800.00
STATE STR CORP                 COM              857477103     1632 41495.00 SH       SOLE                 40500.00            995.00
SYMANTEC CORP                  COM              871503108     1438 106350.00SH       SOLE                106350.00
TEVA PHARMACEUTICAL            COM              881624209     2643 62090.00 SH       SOLE                 60700.00           1390.00
THERMO FISHER SCIENTIFIC       COM              883556102     1462 42900.00 SH       SOLE                 42200.00            700.00
TJX COS INC NEW                COM              872540109     1435 69750.00 SH       SOLE                 69750.00
TRANSOCEAN INC                 COM              H8817H100      671 14199.11 SH       SOLE                 14045.20            153.91
UNITED TECHNOLOGIES CP         COM              913017109     2415 45055.00 SH       SOLE                 43900.00           1155.00
UNUMPROVIDENT CORP             COM              91529Y106     1705 91650.00 SH       SOLE                 91650.00
VERIZON COMMUNICATIONS         COM              92343V104     2249 66348.00 SH       SOLE                 65500.00            848.00
WAL MART STORES, INC.          COM              931142103     2191 39075.00 SH       SOLE                 38900.00            175.00
WASTE MANAGEMENT INC           COM              94106L109     2149 64860.00 SH       SOLE                 64860.00
WATSON WYATT WORLDWIDE         COM              942712100     1011 21152.00 SH       SOLE                 21012.00            140.00